INVESTMENT OPERATIONS - Change in Unrealized Gains (Losses) on Investments Classified as Available-for-Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total fixed maturity securities - AFS
Net Investment Income [Line Items]
Change in unrealized gains (losses) net of income tax	$ (1,523)	$ 3,271	$ 4,219